                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here is Amendment [    ]; Amendment Number:
The Amendment (Check only one.):      [    ]  is a restatement.
                                      [    ]  adds new entries.

Institutional Investment Manager Filing this Report:

Name:        First Interstate Bank
Address:     401 North 31st Street
             Billings, MT 59116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:        Richard A. McCann
Title:       Vice President
Phone:       406-255-5132
Signature, Place, and Date of Signing:

             /s/ Richard A. McCann          Billings, MT          August 2, 2006

Report Type (Check only one.):

[ X ]  13F HOLDINGS REPORT.

[   ]  13F NOTICE.

[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:                            0

Form 13F Information Table Entry Total:                    117

Form 13F Information Table Value Total:           $132,761,276

List of Other Included Managers:                          NONE

13 F Report Of Managed Assets
Date Run : 07/13/2006                  Processing Date : 07/13/2006                                       Time Printed  : 2:30:03 PM
                                         As Of Date : 06/30/2006
                                                                                      Investment Direction      Voting Authority
Name Of Issuer                         Type      Cusip     Market Value  Shares/P     Sole   Shared  Other      Sole  Shared   Other

Aflac Inc                              Equity    00105510     1,909,342    41,194   40,189    1,005     0    40,734       0      460
AT&T Inc                               Equity    00206R10     1,005,602    36,056   33,474    2,582     0    35,556     400      100
Abbott Laboratories                    Equity    00282410     2,119,838    48,609   45,217    3,392     0    46,977   1,632        0
Adobe Systems                          Equity    00724F10       490,921    16,170   15,920      250     0    16,170       0        0
Aetna U S Healthcare Inc               Equity    00817Y10       307,461     7,700    7,700        0     0     7,700       0        0
Air Products & Chemicals               Equity    00915810     1,554,534    24,320   23,300    1,020     0    24,260       0       60
Alcoa Inc                              Equity    01381710       991,802    30,649   28,654    1,995     0    29,444   1,105      100
Allstate Corporation                   Equity    02000210     1,070,245    19,555   18,425    1,130     0    19,485       0       70
Alltel Corporation                     Equity    02003910     2,436,136    38,166   34,356    3,810     0    36,481     400    1,285
Altria Group Inc                       Equity    02209S10       246,505     3,357    2,762      595     0     3,357       0        0
American Express Company               Equity    02581610       241,246     4,533    4,533        0     0     3,933     600        0
American International Group Inc       Equity    02687410       474,408     8,034    6,859    1,175     0     8,034       0        0
Amgen Inc                              Equity    03116210     1,773,278    27,185   26,585      600     0    25,970   1,015      200
Anadarko Petroleum Corporation         Equity    03251110       263,821     5,532    5,532        0     0     5,532       0        0
Anheuser-Busch Companies Inc           Equity    03522910       757,569    16,617   14,947    1,670     0    16,317       0      300
Apache Corporation                     Equity    03741110       428,542     6,279    5,254    1,025     0     6,279       0        0
Arch Coal Inc                          Equity    03938010       415,226     9,800    9,800        0     0     9,800       0        0
Automatic Data Processing Inc          Equity    05301510       919,290    20,271   19,326      945     0    19,826       0      445
BJ Services Company                    Equity    05548210       706,263    18,955   17,490    1,465     0    18,545     300      110
BP PLC Formerly BP Amoco PLC
 Sponsored                             Equity    05562210     1,855,872    26,661   17,188    9,473     0    21,061       0    5,600
Baker Hughes Inc                       Equity    05722410       204,625     2,500    2,500        0     0     2,500       0        0
Bank America Corporation               Equity    06050510     2,876,717    59,807   55,442    4,365     0    58,022     560    1,225
Bank Of New York Company Inc           Equity    06405710       575,285    17,866   16,226    1,640     0    17,866       0        0
Bellsouth Corporation                  Equity    07986010       324,569     8,966    6,522    2,444     0     8,822       0      144
Caterpillar Inc                        Equity    14912310       246,901     3,315    3,315        0     0     3,315       0        0
Chevron Corp                           Equity    16676410     2,970,626    47,867   46,274    1,593     0    47,867       0        0
Cisco Systems Inc                      Equity    17275R10     2,009,832   102,910   94,135    8,775     0   101,145   1,765        0
Citigroup Inc                          Equity    17296710     3,923,642    81,319   64,032   17,287     0    68,312     985   12,022
Coca Cola Company                      Equity    19121610       299,634     6,965    6,715      250     0     6,465     500        0
Conocophillips                         Equity    20825C10     2,002,859    30,564   28,917    1,647     0    28,283   1,173    1,108
Costco Wholesale Corporation           Equity    22160K10     2,031,029    35,551   34,686      865     0    34,591     960        0



First Interstate Bank                                                Page 1 of 4

13 F Report Of Managed Assets
Date Run : 07/13/2006               Processing Date : 07/13/2006                                          Time Printed  : 2:30:03 PM
                                       As Of Date : 06/30/2006
                                                                                   Investment Direction          Voting Authority
Name Of Issuer                      Type      Cusip     Market Value  Shares/P     Sole  Shared    Other       Sole  Shared    Other

Danaher Corporation                 Equity    23585110     2,149,060    33,412    31,227   2,185       0     32,952     390       70
Dell Inc                            Equity    24702R10       238,240     9,740     9,740       0       0      9,570       0      170
Disney Walt Co Holdings             Equity    25468710       275,400     9,180     8,780     400       0      9,180       0        0
Dominion Res Inc                    Equity    25746U10       496,531     6,639     6,639       0       0      6,639       0        0
Dow Chemical Company                Equity    26054310       360,832     9,245     8,430     815       0      9,180       0       65
Du Pont E I De Nemours & Company    Equity    26353410       379,350     9,119     8,269     850       0      8,519       0      600
Duke Energy Corp                    Equity    26441C10     1,804,405    61,437    58,612   2,825       0     60,777       0      660
EMC Corporation                     Equity    26864810     1,080,479    98,494    94,199   4,295       0     95,489   1,000    2,005
Emerson Electric Company            Equity    29101110       835,586     9,970     9,670     300       0      9,870       0      100
Exxon Mobil Corporation             Equity    30231G10     5,328,493    86,854    71,527  15,327       0     83,437     930    2,487
Federal Realty Investment Trust     Equity    31374720       267,750     3,825     3,825       0       0      3,825       0        0
First Data Corporation              Equity    31996310       566,693    12,582    11,982     600       0     11,742     840        0
General Dynamics Corporation        Equity    36955010     2,230,550    34,075    32,355   1,720       0     33,295       0      780
General Electric Company            Equity    36960410     4,248,775   128,907   101,767  27,140       0    120,029   3,398    5,480
General Mills Inc                   Equity    37033410       304,794     5,900     5,600     300       0      5,900       0        0
Glamis Gold Ltd.                    Equity    37677510       348,009     9,192         0   9,192       0          0   9,192        0
Goldman Sachs Group Inc             Equity    38141G10     2,130,089    14,160    13,675     485       0     13,535     445      180
Helmerich & Payne Inc               Equity    42345210       509,197     8,450     7,950     500       0      8,450       0        0
Hewlett Packard Company             Equity    42823610     2,029,738    64,070    59,785   4,285       0     63,655       0      415
Home Depot Inc                      Equity    43707610     1,848,661    51,653    46,878   4,775       0     50,300     580      773
Honeywell International Inc         Equity    43851610       688,042    17,073    13,221   3,852       0     14,708       0    2,365
Illinois Tool Works Inc             Equity    45230810     2,226,658    46,877    43,847   3,030       0     46,877       0        0
Intel Corporation                   Equity    45814010     1,186,626    62,454    56,874   5,580       0     62,054       0      400
Intermagnetics General
 Corporation                        Equity    45877110       269,935    10,005    10,005       0       0     10,005       0        0
International Business Machines
 Corporation                        Equity    45920010     1,534,864    19,980    18,285   1,695       0     19,515       0      465
JP Morgan Chase & Company           Equity    46625H10       375,858     8,949     8,324     625       0      8,949       0        0
Johnson & Johnson                   Equity    47816010     3,578,303    59,718    49,433  10,285       0     54,618   2,720    2,380
Johnson Controls Inc                Equity    47836610     1,206,003    14,668    14,288     380       0     14,668       0        0
Kimberly Clark Corporation          Equity    49436810       314,670     5,100     3,500   1,600       0      5,100       0        0
Kimco Realty Corporation            Equity    49446R10       268,202     7,350     4,990   2,360       0      5,250       0    2,100
Lab Corp America Holdings           Equity    50540R40       239,586     3,850     3,850       0       0      3,850       0        0


First Interstate Bank                                                Page 2 of 4

13 F Report Of Managed Assets
Date Run : 07/13/2006             Processing Date : 07/13/2006                                            Time Printed  : 2:30:03 PM
                                    As Of Date : 06/30/2006
                                                                                    Investment Direction         Voting Authority
Name Of Issuer                    Type      Cusip     Market Value   Shares/P      Sole      Shared  Other     Sole  Shared    Other

Lehman Brothers Holdings Inc      Equity    52490810       209,262      3,212     3,212           0      0    3,212       0        0
Level 3 Communications Inc        Equity    52729N10        58,608     13,200         0      13,200      0   10,000       0    3,200
Lilly Eli & Company               Equity    53245710     1,504,063     27,213    23,643       3,570      0   26,303     790      120
Linear Technology Corporation     Equity    53567810       241,798      7,220     6,655         565      0    7,220       0        0
Lowes Cos Inc                     Equity    54866110     1,755,547     28,936    27,331       1,605      0   28,806       0      130
MBIA Inc                          Equity    55262C10     1,810,600     30,924    29,084       1,840      0   30,669       0      255
MDU Resources Group Inc           Equity    55269010     2,880,731     78,687    46,200      32,487      0   49,567   1,100   28,020
Marathon Oil Corporation          Equity    56584910       765,777      9,193     8,280         913      0    8,415       0      778
McDonalds Corporation             Equity    58013510       231,134      6,879     4,175       2,704      0    5,075       0    1,804
McGraw Hill Companies Inc         Equity    58064510     2,616,430     52,089    49,314       2,775      0   50,644     780      665
Medtronic Inc                     Equity    58505510     2,236,676     47,670    43,415       4,255      0   46,890       0      780
Merck & Company Inc               Equity    58933110       284,154      7,800     4,500       3,300      0    4,800   3,000        0
Merrill Lynch & Company Inc       Equity    59018810       291,109      4,185     4,185           0      0    4,185       0        0
Microsoft Corporation             Equity    59491810     1,975,910     84,803    78,088       6,715      0   81,753   2,600      450
Morgan Stanley Dean Witter &
 Company                          Equity    61744644       246,519      3,900     3,500         400      0    3,900       0        0
Motorola Inc                      Equity    62007610     1,241,240     61,600    59,410       2,190      0   59,960   1,640        0
Mylan Laboratories Inc            Equity    62853010       210,000     10,500    10,500           0      0   10,500       0        0
Nokia Corporation                 Equity    65490220       429,006     21,175    20,575         600      0   21,175       0        0
Norfolk Southern Corporation      Equity    65584410       220,863      4,150     3,950         200      0    4,150       0        0
Northern Trust Corporation        Equity    66585910     1,969,233     35,610    33,905       1,705      0   34,855     580      175
Omnicom Group Inc                 Equity    68191910       280,634      3,150     3,150           0      0    3,150       0        0
Oracle Corporation                Equity    68389X10     1,359,843     93,847    90,317       3,530      0   90,442     960    2,445
Penney J C Inc                    Equity    70816010       762,053     11,288     1,188      10,100      0   11,288       0        0
Pepsico Inc                       Equity    71344810     2,711,947     45,169    41,329       3,840      0   44,194       0      975
Pfizer Inc                        Equity    71708110     1,242,572     52,943    49,323       3,620      0   52,733       0      210
Proctor & Gamble Company          Equity    74271810     2,283,214     41,065    38,440       2,625      0   40,890       0      175
Prudential Financial Inc          Equity    74432010       362,315      4,663     4,663           0      0    4,663       0        0
Qlogic Corporation                Equity    74727710       290,666     16,860    16,860           0      0   16,860       0        0
Qualcomm Inc                      Equity    74752510     1,066,062     26,605    25,355       1,250      0   26,205     400        0
Rockwell Automation Inc.          Equity    77390310       511,271      7,100     7,100           0      0    7,100       0        0
Rockwell Collins Inc              Equity    77434110       374,329      6,700     6,700           0      0    6,700       0        0


First Interstate Bank                                                Page 3 of 4

13 F Report Of Managed Assets
Date Run : 07/13/2006             Processing Date : 07/13/2006                                            Time Printed  : 2:30:03 PM
                                    As Of Date : 06/30/2006
                                                                                     Investment Direction        Voting Authority
Name Of Issuer                    Type       Cusip     Market Value   Shares/P     Sole   Shared   Other      Sole   Shared    Other

St Paul Companies Inc             Equity     79286010       621,579     13,943   13,087      856       0    13,087        0      856
Schlumberger Limited              Equity     80685710       869,219     13,350   10,910    2,440       0    12,350    1,000        0
Shurgard Storage Centers Inc      Equity     82567D10       421,875      6,750    6,750        0       0     6,750        0        0
Silver Wheaton Corporation        Equity     82833610       188,400     20,000        0   20,000       0         0   20,000        0
Smith International Inc           Equity     83211010     1,064,167     23,930   21,875    2,055       0    22,875      300      755
Staples Inc                       Equity     85503010     2,011,797     82,620   79,755    2,865       0    80,450    1,200      970
Starbucks Corporation             Equity     85524410       320,469      8,487    8,487        0       0     8,487        0        0
State Street Corporation          Equity     85747710       223,356      3,845    3,045      800       0     3,845        0        0
Stryker Corporation               Equity     86366710     1,580,515     37,533   35,258    2,275       0    36,618      250      665
Sysco Corporation                 Equity     87182910     1,005,882     32,915   30,160    2,755       0    31,485      600      830
TXU Corporation                   Equity     87316810       203,884      3,410    3,410        0       0     3,410        0        0
Target Corporation                Equity     87612E10     2,044,721     41,840   39,315    2,525       0    40,550      580      710
Texas Instruments Inc             Equity     88250810       817,709     26,996   24,341    2,655       0    25,996      750      250
Textron Inc                       Equity     88320310       331,848      3,600    3,500      100       0     3,600        0        0
3M Company                        Equity     88579Y10       769,092      9,522    7,722    1,800       0     8,022        0    1,500
Union Pacific Corporation         Equity     90781810       266,423      2,866    2,566      300       0     2,866        0        0
United Technologies  Corporation  Equity     91301710     2,898,104     45,697   43,042    2,655       0    44,972      530      195
Valero Refining & Marketing
 Company                          Equity     91913Y10       518,324      7,792    7,792        0       0     7,792        0        0
Verizon Communications            Equity     92343V10       353,052     10,542    6,798    3,744       0    10,388        0      154
Wachovia Corp                     Equity     92990310       492,939      9,115    8,815      300       0     9,115        0        0
Wal-Mart Stores Inc               Equity     93114210     1,398,375     29,030   25,980    3,050       0    28,715        0      315
Walgreen Company                  Equity     93142210     1,911,753     42,635   39,915    2,720       0    40,895      700    1,040
Wells Fargo & Company             Equity     94974610     2,693,195     40,149   36,639    3,510       0    40,064        0       85
Ingersoll-Rand Company Class A    Equity     G4776G101      576,033     13,465   12,915      550       0    12,965      500        0
                                                        132,761,276

                             * * * End Of Asset Report * * *
                  117     Assets Reported       27638 Assets On File





First Interstate Bank                                                Page 4 of 4